Submission	Aug. 25, 2026
Submission [Line Items]
Central Index Key	0001560293
Registrant Name	Tenon Medical, Inc.
Registration File Number	333-292032
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A